LEASES AS LESSEE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 1,037,959	$ 1,242,524
Operating lease liabilities – current	432,730	423,214
Operating lease liabilities – non-current	548,771	755,395
Total operating lease liabilities	$ 981,501	$ 1,178,609
Weighted discount rate for the operating lease	3.74%		3.74%
Weighted average remaining lease term	31 months		40 months